Revenue from Contracts with Customers - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 19,875	₩ 18,574	₩ 13,579
2024
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	91.00%
Transaction price allocated to unsatisfied performance obligations	₩ 18,090
More than one year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	9.00%
Transaction price allocated to unsatisfied performance obligations	₩ 1,785
Micro-transaction revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	16,788	12,622
Royalties and license fees
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	71	18
Website and application development
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	₩ 1,685	₩ 840